Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2023

Shares					Fair Value
	BUSINESS DEVELOPMENT COMPANY – 3.8%
86,419	MSC Income Fund, Inc. (a)(c)				$ 696,235
	TOTAL BUSINESS DEVELOPMENT COMPANY (Cost - $802,217)

	PRIVATE INVESTMENT FUNDS - 3.5%
10,752	Walton Sherwood Acres(a)(c)(d)(g)				52,792
19,855	Walton US LAND 2 LP (a)(c)(d)(g)				169,760
37,655	Walton US Land Fund 3 LP(a)(c)(d)(g)				266,221
10,752	Walton US Land Fund REIT(a)(c)(d)(g)				151,818
	TOTAL PRIVATE INVESTMENT FUNDS (Cost - $701,942)				640,591

	REAL ESTATE INVESTMENT TRUSTS - 19.0%
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 19.0%
26,596	American Healthcare REIT(a)(c)(d)				821,727
103,002	Peakstone Realty Trust, Inc. (a)(c)(d)				759,124
125,573	SmartShop Self Storage REIT, Inc. (a)(c)(d)				1,904,896
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $3,212,417)				3,485,747

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date
	STRUCTURED NOTES - 65.8%
	APPLICATION SOFTWARE - 10.5%
500,000	HSBC USA, Inc. Callable Structured Note (b)(e)	RingCentral, Inc.	24.80	2/16/2024	478,450
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Shopify, Inc.	24.00	6/12/2023	506,200
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Snowflake, Inc.	22.50	5/26/2023	441,350
500,000	Societe Generale S.A. Callable Structured Note (b)(e)	BILL Holdings, Inc.	29.90	1/4/2024	503,050
					1,929,050
	AUTOMOBILES - 2.6%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Tesla, Inc.	23.50	9/27/2023	469,000

	AUTOMOTIVE RETAILERS - 2.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Carvana Co.	30.75	4/26/2023	40,050
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Avis Budget Group, Inc.	27.00	6/18/2024	499,950
					540,000
	BASE METALS- 2.9%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Lithium Americas Corp.	29.30	1/18/2024	529,500

	BIOTECHNOLOGY - 2.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Moderna, Inc.	22.65	12/11/2023	501,500

	DATA & TRANSACTION PROCESSORS - 5.4%
500,000	Bbva Global Securities BV Floating Rate Callable Structured Note (b)(e)	Block, Inc.	23.50	2/16/2024	493,200
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	StoneCo Ltd.	26.00	3/28/2024	497,050
					990,250
	EDUCATIONAL SERVICES - 1.1%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	XP, Inc.	21.80	7/10/2023	201,650

	EXPLORATION & PRODUCTION - 2.7%
500,000	UBS A.G. Callable Structured Note (b)(e)	Callon Petroleum Company	26.05	10/18/2023	498,600

	INFRASTRUCTURE SOFTWARE - 2.8%
500,000	GS Finance Corporation Floating Rate Callable Structured Note (b)(e)	Datadog, Inc.	27.00	12/20/2023	515,550

	INSTITUTIONAL BROKERAGE - 1.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Coinbase Global, Inc.	28.75	11/9/2023	352,850

	INTERNET MEDIA & SERVICES - 8.4%
500,000	Canadian Imperial Bank of Commerce Callable Structured Note (b)(e)	Meta Platforms, Inc.	24.00	5/3/2024	524,768
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Airbnb, Inc.	20.75	6/21/2023	509,700
500,000	Toronto-Dominion Bank (The) Callable Structured Note (b)(e)	Roku, Inc.	26.50	1/4/2024	501,750
					1,536,218

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2023

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 65.8% (Continued)
	NON-ALCOHOLIC BEVERAGES - 2.8%
500,000	BNP Paribas S.A. Callable Structured Note (b)(e)	Celsius Holdings, Inc.	25.12	10/27/2023	$ 515,400

	ONLINE MARKETPLACE - 2.7%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Chewy, Inc.	23.45	10/31/2023	491,500

	RENEWABLE ENERGY EQUIPMENT- 6.4%
500,000	Bank of Montreal N.A., Callable Structured Note (b)(e)	Sunrun Inc.	25.00	2/8/2024	443,875
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Plug Power, Inc.	28.50	4/10/2023	189,850
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Enphase Energy, Inc.	29.25	7/13/2023	540,150
					1,173,875
	SEMICONDUCTOR DEVICES - 2.8%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Wolfspeed, Inc.	26.90	10/13/2023	517,450

	SPECIALTY ONLINE RETAILERS - 2.8%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Wayfair Inc.	46.00	9/19/2024	513,500

	SPORTING GOODS - 0.9%
500,000	UBS A.G. Callable Structured Note (b)(e)	Peloton Interactive, Inc.	27.75	4/17/2023	162,400

	STEEL PRODUCERS - 2.6%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (b)(e)	Cleveland-Cliffs, Inc.	19.70	12/5/2023	470,050

	TRAVEL SERVICES - 0.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Virgin Galactic Holdings, Inc.	38.25	4/11/2023	169,550

	TOTAL STRUCTURED NOTES (Cost $14,000,000)				12,077,893
Shares
	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
2,076,209	First American Government Obligations Fund Class X, 4.64% (f)				2,076,209
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,076,209)

	TOTAL INVESTMENTS - 103.4% (Cost - $20,792,785)				$ 18,976,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%				(631,739)
	NET ASSETS - 100.00%				$ 18,344,936

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Fixed contingent rate security.
(c)	Illiquid security. Total illiquid securities represents 26.3% of net assets as of March 31, 2023.
(d)	Fair Value estimated using fair value procedures adopted by the Board of Trustees. Total Value of such securities is $4,822,573 or 26.3% of net assets as of March 31, 2023.
(e)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(g)	Restricted securities.